Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2020
trx_LoansSettled
Schedule of Consolidated Financial Statement

The consolidated financial statements of the Company set out the assets, liabilities, expenses, and cash flows of the Company and its subsidiaries, namely:

		Ownership interest as at August 31,
	Country of incorporation	2019	2018
Tanzam	Tanzania	100%	100%
Tancan	Tanzania	100%	100%
Buckreef	Tanzania	55%	55%
NWBM	Tanzania	75%	75%

Schedule of Depreciation Rate for Property, Plant and Equipment

Depreciation is provided at the following rates calculated to write off the cost of PPE, less their estimated residual value, using the declining balance and straight line methods:

Rate

Machinery and equipment	20% to 30%
Automotive	30%
Computer equipment	30%
Drilling equipment	6.67%
Leasehold improvements	20%
Heap leach pads	Over 5 years
Processing plant	Over 8 years